THE GROWTH FUND OF AMERICA, INC.
One Market
Steuart Tower, Suite 1800
San Francisco, CA 94105-1409
Telephone (415) 421-9360



May 17, 2002

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

RE: THE GROWTH FUND OF AMERICA, INC.
    FILE NOS. 2-14728 AND 811-862

Dear Sir or Madam:

Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on May 13, 2002 of the Registrant's Post-Effective Amendment No. 75 under the Act and Amendment No. 34 under the Investment Company Act of 1940.

Sincerely,
Patrick F. Quan
Attachment

cc: Linda Stirling